Shareholder Fees {- Fidelity SAI Municipal Money Market Fund}	May 28, 2022 USD ($)
03.31 Fidelity SAI Municipal Money Market Fund Pro-06 | Fidelity SAI Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none